Earnings Per Share - Narrative (Details) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Earnings Per Share [Abstract]
Antidilutive securities excluded from computation of earnings per share (in shares)	4,044,460	988,161	704,526